Financial Assets at Fair Value Through Comprehensive Income - Schedule of Debt Investments Recognized in Profit or Loss and Other Comprehensive Income Explanatory (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial assets at fair value through other comprehensive income [abstract]
Interest income recognized in profit and loss related to debt investments	¥ 8,998	¥ 1,088
(Losses)/gains recognized in other comprehensive income related to debt investments	¥ 1,533	¥ (1,311)